Net Loss Per Share Attributible to Ordinary Sharholders	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributible to Ordinary Sharholders [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

NOTE 11:- NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

The following table sets forth the computation of basic and diluted net loss per ordinary share for the periods presented:

	Year ended December 31,
	2024	2023	2022
Basic
Numerator:
Net loss	$(49,317)	$(43,500)	$(40,494)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	80,949,032	72,021,520	63,489,983
Loss per share attributable to ordinary shareholders, basic	$(0.61)	$(0.60)	$(0.64)

Diluted
Numerator:
Adjusted Net loss*	$(49,317)	$(44,696)	$(41,698)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	80,949,032	72,053,372	63,629,206
Loss per share attributable to ordinary shareholders, diluted*	$(0.61)	$(0.61)	$(0.66)

*	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2024, 2023 and 2022 as set forth in the following table.

	Year ended December 31,
	2024	2023	2022

Net loss	(49,317)	(43,500)	(40,494)
Revaluation of warrants	-	(196)	(1,204)

Adjusted Net loss	(49,317)	(44,696)	(41,698)

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2024, 2023 and 2022 because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2024	2023	2022

Convertible bonds	11,542,497	-	-
Warrants	23,796,082	3,112,080	3,112,080
Outstanding share options	9,503,498	9,299,085	8,650,298

Total	44,842,077	12,411,165	11,762,378